Note 11 - Stockholders' Equity, Stock Options and Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2024	2023
	Stock Options
Expected dividend yield	-	0.0%
Expected stock price volatility	-	90.8% – 98.2%
Risk-free interest rate	-	3.38% – 3.95%
Expected life	-	10 years
	Warrants
Expected dividend yield	0.0%	-
Expected stock price volatility	97.3%	-
Risk-free interest rate	4.06% – 4.58%	-
Expected life	1.5 – 5 years	-

Share-Based Payment Arrangement, Activity [Table Text Block]
	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding as of December 31, 2023	47,664	$82.23	1,806,589	$21.52

Issued	-	-	1,983,302	1.09
Forfeited	(309)	5.04	-	-
Expired	(3,760)	83.05	(81,345)	37.90
Exercised	-	-	(958,117)	1.32
Outstanding as of December 31, 2024	43,595	$82.70	2,750,429	$8.92

Schedule of Share-based Compensation Shares Authorized Under Stock Option and Warrant Plans by Exercise Price Range [Table Text Block]
Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options
$6.22 – 8.47	810	7.92
$14.65 – 25.00	12,158	5.97
$26.20 – 32.80	14,223	3.90
$52.20 – 17,250.00	16,404	3.69
Total	43,595

Warrants:
$1.07 – 1.65	1,983,302	2.88
$14.00 – 25.00	462,336	0.14
$27.40 – 40.00	226,448	3.26
$43.75 – 125.00	78,343	1.03
Total	2,750,429

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
Year	Shares	Range of Exercise Prices
2015	12	$30.80	–	$17,250.00
2016	276	30.80	–	850.00
2017	10,353	30.80	–	420.00
2018	2,893	30.80	–	226.00
2019	13,932	30.80	–	158.00
2020	14,710	14.65	–	32.80
2021	540	25.00	–	26.60
2022	729	7.70	–	14.65
2023	150	6.22	–	6.22
Total	43,595	$6.22	–	$17,250.00
Year	Shares	Range of Exercise Prices
2019	3,168	$125.00	–	$125.00
2020	65,586	36.00	–	59.84
2021	603,353	16.00	–	48.75
2022	95,020	14.00	–	15.00
2023	-	-	–	-
2024	1,983,302	1.07	–	1.65
Total	2,750,429	$1.07	–	$125.00